Description of Business and Summary of Significant Accounting Policies	12 Months Ended
Jul. 31, 2025
Accounting Policies [Abstract]
Description of Business and Summary of Significant Accounting Policies

1. Description of Business and Summary of Significant Accounting Policies

Description of Business
Intuit Inc. (Intuit, we, us, or our) is a global financial technology platform with a mission to power prosperity around the world. We help consumers do their taxes with ease and confidence and improve their financial success, from credit building to wealth building, with tax and personal financial management products and services. We help small and mid-market businesses grow and run their business end-to-end, from lead to cash. This includes financial management - including payments and capital - compliance, human capital management, and marketing products and services. For accounting professionals, we provide professional tax and financial management products and services.
We do this through our platform that powers TurboTax, Credit Karma, QuickBooks, Mailchimp, and Intuit Enterprise Suite. Lacerte, ProSeries, and ProConnect Tax Online are our leading tax preparation offerings for professional accountants. Incorporated in 1984 and headquartered in Mountain View, California, we sell our products and services primarily in the United States (U.S.).

Basis of Presentation
These consolidated financial statements include the financial statements of Intuit and its wholly-owned subsidiaries. We have eliminated all intercompany balances and transactions in consolidation. We have reclassified certain amounts previously reported in our financial statements to conform to the current presentation.
On August 1, 2024, we renamed our Small Business & Self-Employed segment as the Global Business Solutions segment. This new name better aligns with the global reach of the Mailchimp and QuickBooks platform, our focus on serving both small and mid-market businesses, and our vision to become the all-in-one platform that customers use to grow and run their business. See Note 14, “Segment Information,” for more information.
On August 1, 2024, we reorganized certain technology and customer success functions in our Global Business Solutions and Consumer segments that support and benefit our overall platform and are managed at the corporate level rather than at the segment level. As a result of these reorganizations, costs associated with these functions are no longer included in segment operating income and are now included in other corporate expenses. For the twelve months ended July 31, 2024 and 2023, we reclassified $1.4 billion and $1.3 billion from Global Business Solutions and $606 million and $509 million from Consumer to other corporate expenses, respectively. See Note 14, “Segment Information,” for more information.
Effective August 1, 2025, we combined our Consumer, Credit Karma, and ProTax businesses into a single Consumer segment in order to better serve the diverse financial needs of our customers as one consumer platform. Our chief operating decision maker (CODM) allocates resources and assesses segment performance using regularly provided segment revenue and segment operating income information under this updated segment structure. To align results under this segment change, certain selling and marketing, product development, and general and administrative expenses for Credit Karma that were managed at the segment level are now managed at the platform level and are included in other corporate expenses rather than in segment expenses. Also on August 1, 2025, we reorganized certain marketing, communications, and customer success functions in our Global Business Solutions segment that support and benefit our overall platform and are managed at that level rather than at the segment level. Additionally, certain data science and analytics teams that were managed at the platform level are now managed at the segment level. We have recast certain previously reported amounts to conform to these segment changes. For the twelve months ended July 31, 2025, 2024, and 2023, we reclassified expenses totaling $9 million, $16 million, and $4 million from Global Business Solutions and $606 million, $585 million, and $581 million from Consumer to other corporate expenses, respectively, to conform to the current presentation. The segment changes primarily impacted Note 6, “Goodwill and Acquired Intangible Assets,” Note 14, “Segment Information,” and Note 15, “Restructuring.” The recast of prior period information had no impact on our consolidated balance sheets, consolidated income statements, or consolidated cash flow statements.

Seasonality
Within our Consumer segment, our TurboTax and ProTax offerings have a significant and distinct seasonal pattern as sales and revenue from our income tax preparation products and services are typically heavily concentrated in the period from November through April. This seasonal pattern typically results in higher net revenues during our second and third quarters ending January 31 and April 30, respectively.

Use of Estimates
In preparing our consolidated financial statements in accordance with U.S. generally accepted accounting principles (GAAP), we make certain judgments, estimates, and assumptions that affect the amounts reported in our financial statements and the disclosures made in the accompanying notes. For example, we use judgments and estimates in determining how revenue should be recognized. These judgments and estimates include identifying performance obligations, determining if the performance obligations are distinct, determining the standalone sales price (SSP) and timing of revenue recognition for each distinct performance obligation, and estimating variable consideration to be included in the transaction price. We use estimates in determining the collectibility of accounts receivable and notes receivable held for investment, the appropriate levels of various accruals including accruals for litigation contingencies, the discount rate used to calculate lease liabilities, the amount of our worldwide tax provision, the realizability of deferred tax assets, the credit losses of available-for-sale debt securities, the fair value of assets acquired and liabilities assumed for business combinations, and the fair value of notes receivable held for sale. We also use estimates in determining the remaining economic lives and fair values of acquired intangible assets, property and equipment, and other long-lived assets. In addition, we use assumptions to estimate the fair value of reporting units and share-based compensation. Despite our intention to establish accurate estimates and use reasonable assumptions, actual results may differ from our estimates.

Revenue Recognition
We derive our revenue primarily from the sale of online services such as tax, accounting, payroll, merchant payment processing services, delivery of qualified links, marketing automation, live expert advice, financing for small and mid-market businesses, and desktop software products, desktop software subscriptions, and financial supplies. We enter into contracts with customers that include promises to transfer various products and services, which are generally capable of being distinct and accounted for as separate performance obligations. Revenue is recognized when the promised goods or services are transferred to customers, in an amount that reflects the consideration allocated to the respective performance obligation.
Nature of Products and Services
Online Offerings
Our online offerings include TurboTax Online and TurboTax Live, ProConnect Tax Online, QuickBooks Online, Intuit Enterprise Suite, online payroll, and merchant payment processing services for small and mid-market businesses who use our online offerings. Our Mailchimp offerings include marketing automation.
These online offerings provide customers with the right to use the hosted software over the contract period without taking possession of the software and are billed on either a subscription or consumption basis. Revenue related to our online offerings that are billed on a subscription basis is recognized ratably over the contract period. Revenue related to online offerings that are billed on a consumption basis is recognized when the customer consumes the related service.
Credit Karma revenue is primarily comprised of revenue from the delivery of qualified links that result in completed actions, or cost-per-action transactions. Credit Karma also generates revenue from cost-per-click and cost-per-lead transactions.
Cost-per-action revenue is earned based on a pre-determined fee for approved actions, such as when credit cards are issued or when personal loans and other loans to businesses are funded. Revenue is recognized when a lead is generated that results in one of these approved actions.
Cost-per-click and cost-per-lead revenue is primarily related to mortgage and insurance businesses. Cost-per-click revenue is earned as users click on our customers' advertisements and is recognized based on the number of clicks recorded each month. Cost-per-lead revenue is earned via customer advertisements that allow the generation of leads from consumers interested in the advertised products and is recognized at the time a consumer request or lead is delivered to the customer.
Desktop Offerings
Our desktop offerings consist of our subscription-based QuickBooks Desktop products, our consumer and professional tax desktop products, which include TurboTax, Lacerte and ProSeries, our desktop payroll products, and merchant payment processing services for small and mid-market businesses who use our desktop offerings.
Our QuickBooks Desktop software subscriptions include a term software license, version protection updates, when-and-if-available product upgrades and enhancements, support, and various connected services. We recognize revenue for the software license and version protection updates at the time they are delivered and recognize revenue for when-and-if-available product upgrades and enhancements, support, and connected services over the subscription term as services are provided. For subscriptions sold in fiscal 2024, periodic delivery of version protection updates occurred through the first quarter of fiscal 2025, and the associated revenue was recognized upon delivery as noted above. Beginning in the second quarter of fiscal 2025, product upgrades and enhancements are delivered on a when-and-if-available basis, and the associated revenue is recognized on a straight-line basis over the term during which those product upgrades and enhancements are provided. Prior to fiscal 2025, we determined that the enhancements included in our QuickBooks Desktop software subscriptions were not material within the context of the contract.
Our consumer and professional tax desktop software products include an on-premise tax software license, related tax form updates, electronic filing service, and connected services. We recognize revenue for the software license and related tax form updates, as one performance obligation, over the period the forms and updates are delivered. We recognize revenue for our electronic filings service and connected services as services are provided.
We also sell some of our consumer tax desktop software products in non-consignment and consignment arrangements to certain retailers. For these retailers, we begin recognizing revenue when control has transferred to the retailer for non-consignment arrangements or to the customer for consignment arrangements.
Our desktop payroll products are sold as software subscriptions and include a term software license with a stand-ready obligation to maintain compliance with current payroll tax laws, support, and connected services. The term software license and stand-ready obligation to maintain compliance with current payroll tax laws is considered one performance obligation. As a result, revenue is recognized ratably over the subscription term as services are provided.
We offer merchant payment processing services as a separately paid connected service for our QuickBooks Desktop software subscriptions, and revenue is recognized as services are provided to the customers.
Other Solutions
Revenue from the sale of our financial supplies, such as printed check stock, is recognized when control is transferred to the customer, which is generally when the products are shipped.
Interest revenue is earned on term loans originated or purchased and held for investment in accordance with the specified period of time and defined interest rate noted in the term loan contract and is recorded net of amortized deferred origination fees and costs, and term loan discounts. We recognize a gain or loss on the sale of term loans sold to third parties by calculating the difference between the proceeds received and the carrying value of the term loans sold. Interest revenue and gains on sales of term loans were not material for all periods presented.
We also have revenue-sharing and royalty arrangements with third-party partners and recognize this revenue as earned based upon reporting provided to us by our partners. In instances where we do not have reporting from our partners, we estimate revenue based on information available to us at the time. Adjustments to our estimates based on actual results have not been material to our consolidated financial statements for any period presented.
Types of Revenue
Service revenue includes revenue from: our online offerings discussed above; our Credit Karma offerings; support, electronic filing services, when-and-if-available product upgrades and enhancements, and connected services included with our desktop offerings; merchant payment processing services; certain revenue-sharing and royalty arrangements; and interest on notes receivable.
Product and other revenue includes revenue from: QuickBooks Desktop software licenses and version protection updates; consumer and professional tax desktop licenses and the related tax form updates; desktop payroll licenses and related updates; financial supplies; certain revenue-sharing and royalty arrangements; and interest on amounts held for customers.
We record revenue net of sales tax obligations. For payroll services, we generally require customers to remit payroll tax funds to us in advance of the payroll date via electronic funds transfer. Revenue for electronic payment processing services that we provide to merchants is recorded net of interchange fees charged by credit card associations. We hold customer cash as part of delivering payroll and payment services, and we include in total net revenue the interest earned on these funds from the time they are collected until the time that we remit them to outside parties or merchants.
Judgments and Estimates
We use a five-step process in determining how revenue is recognized, which requires judgment and estimates. These judgments and estimates include identifying performance obligations in the contract, determining whether the performance obligations are distinct, determining the SSP for each distinct performance obligation, determining the timing of revenue recognition for distinct performance obligations, and estimating the amount of variable consideration to include in the transaction price. Our contracts with customers often include promises to transfer multiple products and services generally capable of being distinct performance obligations. SSPs for distinct performance obligations are based on directly observable pricing, when applicable. In instances where the SSP is not directly observable, such as when we do not sell the product or service separately, we determine the SSP using information that may include market conditions and other observable inputs.
The functionality of the software licenses included in our consumer and professional tax and payroll desktop offerings is dependent on the related enhancements and updates included in these offerings. Judgment is required to determine whether the software license is considered distinct and accounted for separately, or not distinct and accounted for together with the related updates and recognized over time.
Our consumer and professional tax desktop products include an on-premise tax software license and related tax form updates that are recognized as the forms and updates are delivered. We measure progress toward complete satisfaction of the software license and related tax form updates using an output method based on the timing of when the tax forms are delivered.
We generally provide refunds to customers for product returns and subscription cancellations. We also provide promotional discounts and incentive rebates on retail and distribution sales. These refunds, discounts, and incentive rebates are accounted for as variable consideration when estimating the amount of revenue to recognize. Refunds are estimated based on historical experience and current business and economic indicators and are updated at the end of each reporting period as additional information becomes available to the extent that it is probable that a significant reversal of any incremental revenue will not occur. Discounts and incentive rebates are estimated based on distributors' and retailers' performance against the terms and conditions of the rebate programs.
Deferred Revenue
We record deferred revenue when we have entered into a contract with a customer and cash payments are received or due prior to transfer of control or satisfaction of the related performance obligation. Our deferred revenue primarily relates to our subscription offerings. During the twelve months ended July 31, 2025, we recognized revenue of $871 million that was included in deferred revenue at July 31, 2024. During the twelve months ended July 31, 2024, we recognized revenue of $920 million that was included in deferred revenue at July 31, 2023.
Our performance obligations are generally satisfied within 12 months of the initial contract date. As of July 31, 2025 and 2024, the deferred revenue balance related to performance obligations that will be satisfied after 12 months was $4 million and $4 million, respectively, and is included in other long-term obligations on our consolidated balance sheets.
Assets Recognized from the Costs to Obtain a Contract with a Customer
Our sales commissions are considered incremental costs of obtaining the contract with a customer. Sales commissions for subscription offerings where we expect the benefit of those costs to continue longer than one year are capitalized and amortized ratably over the period of benefit, which ranges from three to four years. As of July 31, 2025 and 2024, total capitalized costs to obtain a contract were $122 million and $94 million, respectively, and are included in prepaid expenses and other current assets and other assets on our consolidated balance sheets.
We apply a practical expedient to expense costs incurred to obtain a contract with a customer when the period of benefit is less than one year. These costs primarily include internal and external sales commissions for our consumer and professional tax offerings.

Shipping and Handling
We record the amounts we charge our customers for the shipping and handling of our software products as product and other revenue, and we record the related costs as cost of product and other revenue in our consolidated statements of operations.

Customer Service and Technical Support
We include the costs of customer service and technical support associated with our online or hosted offerings in cost of service revenue in our consolidated statements of operations. We also include the costs of providing technical support for our desktop offerings in cost of service revenue. We include the costs of customer service related to desktop offerings in selling and marketing expense in our consolidated statements of operations. Customer service and technical support costs include costs associated with performing order processing, answering customer inquiries by telephone and through websites, email, and other electronic means, and providing technical support assistance to customers. We expense the cost of providing this support as incurred.

Software Development Costs
We expense software development costs as we incur them until technological feasibility has been established, at which time those costs are capitalized until the product is available for general release to customers. To date, our software has been available for general release concurrent with the establishment of technological feasibility and, accordingly, we have not capitalized any development costs. Costs we incur to enhance our existing products or after the general release of the service using the product are expensed in the period they are incurred and included in research and development expense in our consolidated statements of operations.

Internal Use Software
We capitalize costs related to the development of hosted services that we provide to our customers and internal use of enterprise-level business and finance software in support of our operational needs. Costs incurred in the application development phase are capitalized and amortized on a straight-line basis over their useful lives, which are generally three to six years. Costs related to planning and other preliminary project activities and to post-implementation activities are expensed as incurred. We test these assets for impairment whenever events or changes in circumstances occur that could impact their recoverability.

Advertising
We expense all advertising costs as we incur them to selling and marketing expense in our consolidated statements of operations. We recorded advertising expense of approximately $2.1 billion for the twelve months ended July 31, 2025, $1.7 billion for the twelve months ended July 31, 2024, and $1.5 billion for the twelve months ended July 31, 2023.

Leases
Our leases are primarily operating leases for office facilities. We determine if an arrangement is a lease and classify it as either a finance or operating lease at lease inception. Operating leases are included in operating lease right-of-use (ROU) assets, other current liabilities, and operating lease liabilities on our consolidated balance sheets.
Operating lease liabilities are recognized at the lease commencement date based on the present value of the future minimum lease payments over the lease term. Our leases generally do not have a readily determinable implicit rate, therefore we use our incremental borrowing rate at the commencement date in determining the present value of future payments. Our incremental borrowing rate is determined based on a yield curve derived from publicly traded bond offerings for companies with similar credit ratings to ours. Our lease terms may include options to purchase, extend, or terminate the lease when it is reasonably certain that we will exercise that option. We account for the lease and non-lease components as a single lease component.
We measure ROU assets based on the corresponding lease liabilities adjusted for any initial direct costs and prepaid lease payments made to the lessor before or at the commencement date, net of lease incentives. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. Variable lease payments are not included in the calculation of the ROU asset and lease liability and are recognized as lease expense is incurred. Our variable lease payments generally relate to amounts paid to lessors for common area maintenance under our real estate leases.
Our subleases generally do not relieve us of our primary obligations under the corresponding head lease. As a result, we account for the head lease based on the original assessment at inception. We determine if the sublease arrangement is either a sales-type, direct financing, or operating lease at inception. If the total remaining lease cost on the head lease for the term of the sublease is greater than the anticipated sublease income, the ROU asset is assessed for impairment. Our subleases are generally operating leases, and we recognize sublease income on a straight-line basis over the sublease term.

Capitalization of Interest Expense
We capitalize interest on capital projects, including facilities build-out projects and internal use computer software projects. Capitalization commences with the first expenditure for the project and continues until the project is substantially complete and ready for its intended use. We amortize capitalized interest to depreciation expense using the straight-line method over the same lives as the related assets. Capitalized interest was not material for any period presented.

Foreign Currency
The functional currencies of our international operating subsidiaries are generally the local currencies. We translate the assets and liabilities of our foreign subsidiaries at the exchange rates in effect on the balance sheet date. We translate the revenue, costs, and expenses of our foreign subsidiaries at the average rates of exchange in effect during the period. We include translation gains and losses in the stockholders’ equity section of our consolidated balance sheets. We include net gains and losses resulting from foreign exchange transactions in interest and other income or expense in our consolidated statements of operations. Translation gains and losses and transaction gains and losses were not material for any period presented.

Income Taxes
We estimate our income taxes based on the various jurisdictions where we conduct business. Significant judgment is required in determining our worldwide income tax provision. We estimate our current tax liability and assess temporary differences that result from differing treatments of certain items for tax and accounting purposes. These differences result in deferred tax assets and liabilities, which we show on our consolidated balance sheets. We must then assess the likelihood that our deferred tax assets will be realized. To the extent we believe that realization is not likely, we establish a valuation allowance. When we establish a valuation allowance or increase this allowance in an accounting period, we record a corresponding income tax expense in our consolidated statements of operations.
We review the need for a valuation allowance to reflect uncertainties about whether we will be able to utilize some of our deferred tax assets before they expire. The valuation allowance analysis is based on our estimates of taxable income for the jurisdictions in which we operate and the periods over which our deferred tax assets will be realizable. While we have considered future taxable income in assessing the need for a valuation allowance for the periods presented, we could be required to record a valuation allowance to take into account additional deferred tax assets that we may be unable to realize. An increase in the valuation allowance would have an adverse impact, which could be material, on our income tax provision and net income in the period in which we record the increase.
We recognize and measure benefits for uncertain tax positions using a two-step approach. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that the tax position will be sustained upon audit, including resolution of any related appeals or litigation processes. For tax positions that are more likely than not of being sustained upon audit, the second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. Significant judgment is required to evaluate uncertain tax positions. We evaluate our uncertain tax positions on a quarterly basis. Our evaluations are based upon a number of factors, including changes in facts or circumstances, changes in tax law, correspondence with tax authorities during the course of audits, and effective settlement of audit issues. Changes in the recognition or measurement of uncertain tax positions could result in material increases or decreases in our income tax expense in the period in which we make the change, which could have a material impact on our effective tax rate and operating results.
A description of our accounting policies associated with tax-related contingencies and valuation allowances assumed as part of a business combination is provided under “Business Combinations” below.

Computation of Net Income Per Share
We compute basic net income per share using the weighted-average number of common shares outstanding during the period. We compute diluted net income per share using the weighted-average number of common shares and dilutive potential common shares outstanding during the period. Dilutive potential common shares consist of the shares issuable upon the exercise of stock options and upon the vesting of restricted stock units (RSUs) under the treasury stock method.
We include stock options with combined exercise prices and unrecognized compensation expense that are less than the average market price for our common stock, and RSUs with unrecognized compensation expense that is less than the average market price for our common stock, in the calculation of diluted net income per share. We exclude stock options with combined exercise prices and unrecognized compensation expense that are greater than the average market price for our common stock, and RSUs with unrecognized compensation expense that is greater than the average market price for our common stock, from the calculation of diluted net income per share because their effect is anti-dilutive. Under the treasury stock method, the amount that must be paid to exercise stock options and the amount of compensation expense for future service that we have not yet recognized for stock options and RSUs are assumed to be used to repurchase shares.
Dividend rights apply to all RSUs that we grant and are accumulated and paid when the underlying RSUs vest. Since the dividend rights are subject to the same vesting requirements as the underlying equity awards, they are considered a contingent transfer of value. Consequently, the RSUs are not considered participating securities, and we do not present them separately in earnings per share.
The following table presents the composition of shares used in the computation of basic and diluted net income per share for the periods indicated.

	Twelve Months Ended July 31,
(In millions, except per share amounts)	2025	2024	2023
Numerator:
Net income	$3,869	$2,963	$2,384
Denominator:
Shares used in basic per share calculations:
Weighted-average common shares outstanding	280	280	281
Shares used in diluted per share calculations:
Weighted-average common shares outstanding	280	280	281
Dilutive potential common equivalent shares from share-based awards	3	4	2
Dilutive weighted-average common shares outstanding	283	284	283

Basic and diluted net income per share:
Basic net income per share	$13.82	$10.58	$8.49
Diluted net income per share	$13.67	$10.43	$8.42

Shares excluded from diluted net income per share:
Weighted-average share-based awards that have been excluded from dilutive common equivalent shares outstanding due to their anti-dilutive effect	—	1	1

Cash Equivalents and Investments
We consider highly liquid investments with maturities of three months or less at the date of purchase to be cash equivalents. In all periods presented, cash equivalents consist primarily of money market funds. Investments consist primarily of investment-grade available-for-sale debt securities. Except for direct obligations of the U.S. government, securities issued by agencies of the U.S. government, and money market funds, we diversify our investments by limiting our holdings with any individual issuer.
We use the specific identification method to compute gains and losses on investments. We record unrealized gains and losses on investments, net of tax, in accumulated other comprehensive income (loss) in the stockholders’ equity section of our consolidated balance sheets and reflect unrealized gain and loss activity in other comprehensive income in our consolidated statements of comprehensive income. We generally classify available-for-sale debt securities as current assets based upon our ability and intent to use any and all of these securities as necessary to satisfy the significant short-term liquidity requirements that may arise from the highly seasonal nature of our businesses. Because of our significant business seasonality, stock repurchase programs, and acquisition opportunities, cash flow requirements may fluctuate dramatically from quarter to quarter and require us to use a significant amount of the investments we hold as available-for-sale.

Accounts Receivable and Allowances for Doubtful Accounts
Accounts receivable are recorded at the invoiced amount and are not interest bearing. Third-party payment processor receivables due from financial institutions for the settlement of credit and debit card transactions for the sales of our products and services are included in accounts receivable. We maintain an allowance for doubtful accounts to reserve for credit losses. In determining the amount of the allowance, we consider our historical level of credit losses, current economic trends that might impact the level of future credit losses, customer-specific information, and reasonable and supportable forecasts of future economic conditions to inform adjustments to historical loss data. We make judgments about the creditworthiness of significant customers based on ongoing credit evaluations. When we determine that amounts are uncollectible, we write them off against the allowance.

Funds Receivable and Amounts Held for Customers and Funds Payable and Amounts Due to Customers
Funds receivable and amounts held for customers represent funds receivable from third-party payment processors for customer transactions, funds in transit to our customers, and funds held on behalf of our customers that are invested in cash and cash equivalents and investment-grade available-for-sale debt securities, restricted for use solely for the purpose of satisfying amounts we owe on behalf of our customers. Funds payable and amounts due to customers consist of amounts we owe on behalf of our customers, such as direct deposit payroll funds and payroll taxes.
Our obligations with respect to funds we transmit on behalf of our customers are satisfied when the funds are settled in the customers’ accounts. These obligations, including funds in transit to our customers, are reflected in funds payable and amounts due to customers in the accompanying consolidated balance sheets.

Property and Equipment
Property and equipment is stated at the lower of cost or realizable value, net of accumulated depreciation. We calculate depreciation using the straight-line method over the estimated useful lives of the assets, which range from two to 30 years. We amortize leasehold improvements using the straight-line method over the lesser of their estimated useful lives or remaining lease terms. We review property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. We did not record any material property or equipment impairment charges during the twelve months ended July 31, 2025, 2024, or 2023.

Business Combinations
The acquisition method of accounting for business combinations requires us to use significant estimates and assumptions, including fair value estimates, as of the business combination date and to refine those estimates as necessary during the measurement period, which is defined as the period, not to exceed one year, in which we may adjust the provisional amounts recognized for a business combination.
Under the acquisition method of accounting, we recognize separately from goodwill the identifiable assets acquired, the liabilities assumed, and any noncontrolling interests in an acquiree, generally at the acquisition date fair value. We measure goodwill as of the acquisition date as the excess of consideration transferred, which we also measure at fair value, over the net of the acquisition date amounts of the identifiable assets acquired and liabilities assumed. Costs that we incur to complete the business combination, such as investment banking, legal, and other professional fees, are not considered part of consideration, and we recognize such costs as general and administrative expenses as they are incurred. Under the acquisition method, we also account for acquired company restructuring activities that we initiate separately from the business combination.
Should the initial accounting for a business combination be incomplete by the end of a reporting period that falls within the measurement period, we report provisional amounts in our financial statements. During the measurement period, we adjust the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of that date, and we record those adjustments to our financial statements. We apply those measurement period adjustments that we determine to be material retrospectively to comparative information in our financial statements, including adjustments to depreciation and amortization expense.
Under the acquisition method of accounting for business combinations, if we identify changes to acquired deferred tax asset valuation allowances or liabilities related to uncertain tax positions during the measurement period, and they relate to new information obtained about facts and circumstances that existed as of the acquisition date, those changes are considered a measurement period adjustment and we record the offset to goodwill. We record all other changes to deferred tax asset valuation allowances and liabilities related to uncertain tax positions in current period income tax expense. This accounting applies to all of our acquisitions regardless of acquisition date.

Goodwill, Acquired Intangible Assets and Other Long-Lived Assets
Goodwill
We record goodwill when the fair value of consideration transferred in a business combination exceeds the fair value of the identifiable assets acquired and liabilities assumed. Goodwill is not amortized, but is tested for impairment annually during our fourth fiscal quarter and whenever an event or change in circumstances indicates that the carrying value of the asset may not be recoverable.
In accordance with authoritative guidance, we define fair value as the price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. We consider and use all valuation methods that are appropriate in estimating the fair value of our reporting units and generally use a weighted combination of income and market approaches. Under the income approach, we estimate the fair value of each reporting unit based on the present value of future cash flows. We use a number of assumptions in our discounted cash flow model, including market factors specific to the business, the amount and timing of estimated future cash flows to be generated by the business over an extended period of time, long-term growth rates for the business, and a rate of return that considers the relative risk of achieving the cash flows and the time value of money. Under the market approach, we estimate the fair value of each reporting unit based on market multiples of revenue, operating income, and earnings for comparable publicly traded companies engaged in similar businesses. If the estimated fair value of the reporting unit exceeds the carrying value of the net assets assigned to that unit, goodwill is not impaired.
If the carrying value of the net assets assigned to a reporting unit exceeds the estimated fair value of the unit, we would record an impairment loss equal to the difference. We recorded no goodwill impairment charges for the twelve months ended July 31, 2025, 2024, or 2023.
Acquired Intangible Assets and Other Long-Lived Assets
We generally record acquired intangible assets that have finite useful lives, such as purchased technology, in connection with business combinations. We amortize the cost of acquired intangible assets on a straight-line basis over their estimated useful lives, which range from three to 15 years. We review intangible assets that have finite useful lives and other long-lived assets whenever an event or change in circumstances indicates that the carrying value of the asset may not be recoverable. We estimate the recoverability of these assets by comparing the carrying amount of the asset to the future undiscounted cash flows that we expect the asset to generate. We estimate the fair value of assets that have finite useful lives based on the present value of future cash flows for those assets. If the carrying value of an asset with a finite life exceeds its estimated fair value, we would record an impairment loss equal to the difference. Impairment charges for acquired intangible assets and other long-lived assets were not material for the twelve months ended July 31, 2025, 2024, or 2023.

Share-Based Compensation Plans
RSUs granted typically vest based on continued service. We value these time-based RSUs at the date of grant using the intrinsic value method. We amortize the fair value of time-based RSUs on a straight-line basis over the service period. Certain RSUs granted to senior management vest based on the achievement of pre-established market or performance goals. We estimate the fair value of market-based RSUs at the date of grant using a Monte Carlo valuation methodology and amortize those fair values over the requisite service period for each separately vesting tranche of the award. The Monte Carlo methodology that we use to estimate the fair value of market-based RSUs at the date of grant incorporates into the valuation the possibility that the market condition may not be satisfied. Provided that the requisite service is rendered, the total fair value of the market-based RSUs at the date of grant must be recognized as compensation expense even if the market condition is not achieved. However, the number of shares that ultimately vest can vary significantly with the performance of the specified market criteria. We estimate the fair value of performance-based RSUs at the date of grant using the intrinsic value method and the probability that the specified performance criteria would be met. Each quarter, we update our assessment of the probability that the specified performance criteria will be achieved and adjust our estimate of the fair value of the performance-based RSUs if necessary. We amortize the fair values of performance-based RSUs over the requisite service period for each separately vesting tranche of the award. All of the RSUs we grant have dividend rights that are subject to the same vesting requirements as the underlying equity awards, so we do not adjust the intrinsic (market) value of our RSUs for dividends.
We estimate the fair value of stock options granted using a lattice binomial model and a multiple option award approach. We amortize the fair value of stock options on a straight-line basis over the requisite service periods of the awards, which are generally the vesting periods.
See Note 11, “Stockholders’ Equity,” for a description of our share-based compensation plans and more information on the assumptions we use to calculate the fair value of share-based compensation.

Restructuring
We record charges associated with management-approved restructuring plans as restructuring in our consolidated statements of operations. These charges may include severance and employee benefits, and costs to vacate facilities. We generally recognize employee severance costs when payments are probable and the amounts are estimable, or when notifications occur, depending on the region where the employee works. The liability for restructuring charges is included in accrued compensation and related liabilities in the accompanying consolidated balance sheets.

Concentration of Credit Risk and Significant Customers and Suppliers
We operate in markets that are highly competitive and rapidly changing. Significant technological changes, shifting customer needs, the emergence of competitive products or services with new capabilities, and other factors could negatively impact our operating results.
We are also subject to risks related to changes in the value of our material balance of investments. Our portfolio of investments consists of investment-grade securities. Except for direct obligations of the U.S. government, securities issued by agencies of the U.S. government and money market funds, we diversify our investments by limiting our holdings with any individual issuer. Our cash balances are primarily on deposit at high credit quality financial institutions. These deposits are typically in excess of insured limits.
We sell a portion of our products through third-party retailers and distributors. As a result, we face risks related to the collectibility of our accounts receivable. To appropriately manage this risk, we perform ongoing evaluations of customer credit and limit the amount of credit extended as we deem appropriate, but generally do not require collateral. We maintain reserves for estimated credit losses and these losses have historically been within our expectations. However, since we cannot predict future changes in the financial stability of our customers, we cannot guarantee that our reserves will continue to be adequate. No customer accounted for 10% or more of total net revenue for the twelve months ended July 31, 2025, 2024 or 2023, nor did any customer account for 10% or more of total accounts receivable at July 31, 2025 or July 31, 2024.
We primarily use two third-party public cloud providers for our cloud hosting needs. Additionally, we rely primarily on one third-party vendor to perform the manufacturing and distribution functions for our retail desktop software products. We also have a key single-source vendor that prints and fulfills orders for most of our financial supplies business. While we believe that relying on key vendors improves the efficiency and reliability of our business operations, relying on any one vendor for a significant aspect of our business can have a material negative impact on our revenue and profitability if that vendor fails to perform at acceptable service levels for any reason, including financial difficulties of the vendor.

Accounting Standards Recently Adopted
Segment Information - In November 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” This standard requires incremental segment information disclosures, including disclosures of significant segment expenses that are regularly provided to the CODM, a description of other segment items by reportable segment, and any additional measures of a segment's profit or loss used by the CODM when deciding how to allocate resources. We adopted ASU 2023-07 in the fourth quarter of fiscal 2025 on a retrospective basis. The adoption did not have a material impact on our consolidated financial statements and related disclosures. See Note 14, “Segment Information,” for more information.

Accounting Standards Not Yet Adopted
Income Tax - In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” This standard requires additional disclosures related to the income tax rate reconciliation, income taxes paid by jurisdiction, and other income tax-related disclosures. The standard is effective for fiscal years beginning after December 15, 2024, which means that it will be effective for us for the fiscal year ending July 31, 2026. Early adoption is permitted on either a prospective or retrospective basis. We are currently evaluating the impact of our pending adoption of ASU 2023-09 on our consolidated financial statements and related disclosures.
Income Statement - Expense Disaggregation - In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income
Statement Expenses,” and in January 2025, the FASB issued ASU 2025-01, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date,” which clarified the effective date of ASU 2024-03. This standard requires entities to disaggregate operating expenses into specific categories such as employee compensation, depreciation, and intangible asset amortization, by relevant expense caption on the statement of operations. The standard is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, which means that it will be effective for our annual reporting for the fiscal year ending July 31, 2028 and for interim period reporting beginning in fiscal 2029. Early adoption is permitted on either a prospective or retrospective basis. We are currently evaluating the impact of our pending adoption of ASU 2024-03 on our consolidated financial statements and related disclosures.
Business Combinations and Consolidation - In May 2025, the FASB issued ASU 2025-03, “Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (VIE).” This standard clarifies the guidance in determining the accounting acquirer in a business combination effected primarily by exchanging equity interests when the acquiree is a VIE that meets the definition of a business. The standard is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years, which means that it will be effective for us in the first quarter of our fiscal year beginning August 1, 2027. Early adoption is permitted, and the standard is to be applied prospectively to acquisitions after the adoption date. We are currently evaluating the impact of our pending adoption of ASU 2025-03 on our consolidated financial statements and related disclosures.
Financial Instruments—Credit Losses - In July 2025, the FASB issued ASU 2025-05, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets.” This standard allows entities to apply a practical expedient when estimating expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under FASB Accounting Standards Codification (ASC) Topic 606, “Revenue from Contracts with Customers.” The standard is effective for fiscal years beginning after December 15, 2025, including interim periods within those fiscal years, which means that it will be effective for us in the first quarter of our fiscal year beginning August 1, 2026. Early adoption is permitted, and the standard is to be applied prospectively. We are currently evaluating the impact of our pending adoption of ASU 2025-05 on our consolidated financial statements and related disclosures.